Stockholders' equity (Details 3) (USD $) In Millions, except Share data in Thousands, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Earnings per share attributable to Company's stockholders:
Net income attributable to the Company's stockholders	$ 2,662	$ 3,827	$ 6,452	$ 6,489	$ 13,278
Remuneration attributed to preferred convertible notes	(33)	(11)	(24)	(44)	(42)
Remuneration attributed to common convertible notes	(14)	(5)	(10)	(19)	(19)
Net income for the period adjusted	2,615	3,811	6,418	6,426	13,217
Earnings per share
Income available to preferred stockholders	989	1,423	2,440	2,430	5,025
Income available to common stockholders	1,626	2,339	3,898	3,996	8,028
Weighted Average Number of Shares, Treasury Stock		65,701	65,701		65,701
Total (in shares)	5,098,124	5,097,293	5,218,279	5,097,498	5,218,279
Earnings per preferred share (in dollars per share)	$ 0.51	$ 0.74	$ 1.21	$ 1.26	$ 2.50
Earnings per common share (in dollars per share)	$ 0.51	$ 0.74	$ 1.21	$ 1.26	$ 2.50
Earnings per convertible note linked to preferred share (in dollars per share)		$ 0.97	$ 1.71		$ 3.38
Earnings per convertible note linked to common share (in dollars per share)		$ 1.03	$ 1.79		$ 3.53
Common stock
Earnings per share
Income available to convertible notes		14	23		47
Weighted average number of shares outstanding	3,170,048	3,169,813	3,209,349	3,169,871	3,209,349
Weighted Average Number of Shares, Treasury Stock		18,416	18,416		18,416
Preferred Convertible note
Earnings per share
Income available to convertible notes		$ 35	$ 57		$ 118
Weighted average number of shares outstanding	1,928,076	1,927,480	2,008,930	1,927,627	2,008,930
Weighted Average Number of Shares, Treasury Stock		47,285	47,285		47,285